Restatement of Previously Issued Audited Financial Statements (Details) - Schedule of cash flows - USD ($) $ in Thousands	12 Months Ended
Dec. 31, 2020
As previously reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Loss for the period	$ (5,073)
Items not affecting cash:
Non-cash interest	187
Fair value adjustment of convertible debt	681
Loss on extinguishment of convertible debt
Current income taxes
Deferred income taxes	(1,286)
Tax credit receivable	(71)
Others	(1,689)
Net cash used in operating activities	(7,251)
Net cash used in investing activities	(3)
Net cash provided in financing activities	6,033
Net increase (decrease) in cash	(1,221)
Foreign exchange effect on cash	(5)
Cash beginning of period	1,524
Cash end of period	298
Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Loss for the period	(1,544)
Items not affecting cash:
Non-cash interest	93
Fair value adjustment of convertible debt	(108)
Loss on extinguishment of convertible debt	108
Current income taxes	33
Deferred income taxes	1,451
Tax credit receivable	(33)
Others
Net cash used in operating activities
Net cash used in investing activities
Net cash provided in financing activities
Net increase (decrease) in cash
Foreign exchange effect on cash
Cash beginning of period
Cash end of period
As restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Loss for the period	(6,617)
Items not affecting cash:
Non-cash interest	280
Fair value adjustment of convertible debt	573
Loss on extinguishment of convertible debt	108
Current income taxes	33
Deferred income taxes	165
Tax credit receivable	(104)
Others	(1,689)
Net cash used in operating activities	(7,251)
Net cash used in investing activities	(3)
Net cash provided in financing activities	6,033
Net increase (decrease) in cash	(1,221)
Foreign exchange effect on cash	(5)
Cash beginning of period	1,524
Cash end of period	$ 298